Long-Term Incentive Awards - Assumptions Used in Valuation of Stock Option Awards Using the Trinomial Lattice Pricing Model (Details) (2004 Amended and Restated Long-Term Incentive Plan, Stock Options Awards, USD $)
12 Months Ended
Dec. 31, 2010
2004 Amended and Restated Long-Term Incentive Plan | Stock Options Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected price volatility	45.80%
Risk-free interest rate	2.70%
Expected life of options (in years)	6 years
Weighted-average fair value of options granted (in dollars per share)	$ 1.67